Consolidated Statements of Changes in Shareholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total USD ($)	Shares of Common Stock	Preferred Stock Series A USD ($)	Common Stock and Additional Paid in Capital USD ($)	Retained Earnings (Accumulated Deficit) USD ($)	Accumulated Other Comprehensive Income USD ($)
Balance, beginning of period at Dec. 31, 2010	$ 53,882		$ 10,706	$ 43,525	$ (961)	$ 612
Balance (in shares) at Dec. 31, 2010		3,419,736
Increase (Decrease) in Shareholders' Equity
Net income	2,218				2,218
Other comprehensive income (loss):
Net unrealized income (loss) on securities available for sale	(287)					(287)
Total comprehensive income	1,931
Dividend on preferred stock	(551)				(551)
Accretion of preferred stock discount			215		(215)
Other	1				1
Balance, end of period at Dec. 31, 2011	55,263		10,921	43,525	492	325
Balance (in shares) at Dec. 31, 2011		3,419,736
Increase (Decrease) in Shareholders' Equity
Net income	7,087				7,087
Other comprehensive income (loss):
Net unrealized income (loss) on securities available for sale	599					599
Total comprehensive income	7,686
Stock compensation	66			66
Issuance of common stock	11,506			11,506
Issuance of common stock (in shares)		2,140,123
Dividend on common stock	(223)				(223)
Purchase of common stock warrants	(1,300)			(1,300)
Dividend on preferred stock	(550)				(550)
Accretion of preferred stock discount			79		(79)
Balance, end of period at Dec. 31, 2012	72,448		11,000	53,797	6,727	924
Balance (in shares) at Dec. 31, 2012		5,559,859
Increase (Decrease) in Shareholders' Equity
Net income	5,937				5,937
Other comprehensive income (loss):
Net unrealized income (loss) on securities available for sale	(708)					(708)
Total comprehensive income	5,229
Stock compensation	333			333
Issuance of common stock (in shares)		37,125
Repurchase of common stock	(509)			(509)
Repurchase of common stock (in shares)		(55,594)
Dividend on common stock	(944)				(944)
Dividend on preferred stock	(308)				(308)
Redemption of Preferred Series A stock	(11,000)		(11,000)
Balance, end of period at Dec. 31, 2013	$ 65,249			$ 53,621	$ 11,412	$ 216
Balance (in shares) at Dec. 31, 2013		5,541,390